Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Loss before income tax	R$ (68,706)	R$ (244,304)	R$ (112,430)
Adjustments for:
Depreciation and amortization	19,850	18,715	17,234
Share-based payment expense	913	6,255	9,884
Adjustment in provision for risks	(4,188)	(1,395)	(1,953)
Interest on loans, financing and debentures	13,689	15,117	14,704
Interest on lease liabilities	227	316	175
Amendment to lease liability		(217)
Allowance for expected credit loss	47	440	20
Write-offs accounts receivable		953
Impairment of goodwill	18,341	11,373	86,897
Loss on disposal of assets	55	1,589	116
Deferred and contingent consideration adjustment	53,091	40,535	16,294
Employee bonus provision	660	2,001	2,470
Taxes on provisions			399
Fair value of derivative warrant liabilities	3,199	(14,507)
Listing Expense		176,282
Fair value of subscription rights		(2,941)	(14,495)
Decrease (increase) in operating assets:
Trade accounts receivable	(757)	(2,519)	153
Other assets	876	(32,230)	(2,532)
Increase (decrease) in operating liabilities:
Accounts payable to suppliers	14,151	38,956	2,023
Salaries and labor charges	876	(1,118)	3,653
Taxes and fees	(1,360)	2,534	1,366
Deferred revenue	593	(675)	(548)
Other liabilities	(77)	(2,727)	(2,596)
Income taxes paid	(12,899)	(9,624)	(6,638)
Net cash from operating activities	38,581	2,809	14,196
Investment activities
Cash payments to acquire property and equipment	(1,829)	(3,570)	(1,330)
Cash payments to acquire intangibles	(14,231)	(8,648)	(2,992)
Net cash used in investment activities	(16,060)	(12,218)	(4,322)
Financing activities
Payment of principal loans and financing	(17,937)	(9,451)	(10,101)
Interest paid	(8,332)	(14,784)	(12,602)
Payment of principal portion of lease liabilities	(1,102)	(1,053)	(1,064)
Proceeds from debentures, loans, and financing	9,058	18,617	8,750
Capital increase	13,832	29,060
Proceeds on issuance of subscription rights			3,750
Distributions paid to non-controlling interest	(3,420)	(5,093)	(556)
Proceeds from investors and related party loans			8,961
Payment of deferred and contingent consideration on acquisitions	(7,985)	(4,504)	(9,898)
Net cash (used in) from financing activities	(15,884)	12,792	(12,760)
Net increase (decrease) in cash and cash equivalents	6,637	3,383	(2,886)
Cash and cash equivalents at the beginning of the year	11,398	8,015	10,901
Cash and cash equivalents at the end of the year	R$ 18,035	R$ 11,398	R$ 8,015